                         SUPPLEMENT DATED JUNE 27, 2005
                                       TO
                                   PROSPECTUS
                                DATED MAY 1, 2005
                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                       METLIFE FINANCIAL FREEDOM SELECT(R)
                           VARIABLE ANNUITY CONTRACTS
                                 CLASSES B, L, C
                                    ISSUED BY
                       METROPOLITAN LIFE INSURANCE COMPANY

This Supplement updates certain information contained in the Prospectus dated May 1, 2005 for MetLife Financial Freedom Select Variable Annuity Contracts, Classes B, L, C.

On page 70, delete the first nine paragraphs of the "Who Sells the Deferred Annuities" section and substitute the following:

WHO SELLS THE DEFERRED ANNUITIES

All Deferred Annuities are sold through our licensed sales representatives which include registered representatives of our affiliated broker-dealers. We and our affiliated broker-dealers are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are also members of the National Association of Securities Dealers, Inc. Deferred Annuities are also sold through other registered broker-dealers. Deferred Annuities are also sold through the mail or over the Internet.

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The commissions we pay range from 0% to 9% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 4.5% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives, affiliated broker-dealers and other registered broker-dealers based upon the total Account Balances of the Deferred Annuities assigned to the sales representative and broker-dealer. Under this compensation program, we may pay an amount up to 1% of the total Account Balances of the Deferred Annuities, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative and broker-dealer for servicing the Deferred Annuities.

Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.

The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.

We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and noncash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

200 PARK AVENUE
NEW YORK, NEW YORK 10166                               TELEPHONE: (800) 638-7732

                         SUPPLEMENT DATED JUNE 27, 2005
                                       TO
                                   PROSPECTUS
                                DATED MAY 1, 2005
                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                       METLIFE FINANCIAL FREEDOM SELECT(R)
                           VARIABLE ANNUITY CONTRACTS
                              CLASSES E AND E BONUS
                                    ISSUED BY
                       METROPOLITAN LIFE INSURANCE COMPANY

This Supplement updates certain information contained in the Prospectus dated May 1, 2005 for MetLife Financial Freedom Select Variable Annuity Contracts, Classes e and e Bonus.

On page 72, delete the first nine paragraphs of the "Who Sells the Deferred Annuities" section and substitute the following:

WHO SELLS THE DEFERRED ANNUITIES

All Deferred Annuities are sold through our licensed sales representatives which include registered representatives of our affiliated broker-dealers. We and our affiliated broker-dealers are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are also members of the National Association of Securities Dealers, Inc. Deferred Annuities are also sold through other registered broker-dealers. Deferred Annuities are also sold through the mail or over the Internet.

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The commissions we pay range from 0% to 1% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 0.5% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives, affiliated broker-dealers and other registered broker-dealers based upon the total Account Balances of the Deferred Annuities assigned to the sales representative and broker-dealer. Under this compensation program, we may pay an amount up to 0.25% of the total Account Balances of the Deferred Annuities, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative and broker-dealer for servicing the Deferred Annuities.

Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.

The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.

We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and noncash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

200 PARK AVENUE
NEW YORK, NEW YORK 10166                               TELEPHONE: (800) 638-7732

                         SUPPLEMENT DATED JUNE 27, 2005
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005
                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                       METLIFE FINANCIAL FREEDOM SELECT(R)
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                       METROPOLITAN LIFE INSURANCE COMPANY

This Supplement updates certain information contained in the Statement of Additional Information dated May 1, 2005 for MetLife Financial Freedom Select(R) Variable Annuity Contracts.

On page 2 delete the "Distribution Of Certificate And Interests In The Deferred Annuities" section and substitute the following:

DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES

     MetLife is both the depositor and the underwriter (issuer) of the annuities.

     The certificates and interests in the Deferred Annuities are sold through individuals who are licensed sales representatives of MetLife and its affiliated broker-dealers. MetLife and its affiliated broker-dealers are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Deferred Annuities are also sold through other registered broker-dealers. The Deferred Annuities also may be sold through the mail or over the Internet.

     The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The commissions we pay range from 0% to 9% of purchase payments (gross dealer concession). The commission we pay upon annuitization of the Deferred Annuity range from 0% to 4.5% of the amount applied to provide the payments.

     We also make payments to our licensed sales representatives, affiliated broker-dealers and other registered broker-dealers based upon the total Account Balances of the Deferred Annuities assigned to the sales representative and broker-dealer. Under this compensation program, our payments range from 0.25% to 1% of the total Account Balances of the Deferred Annuities, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative and broker-dealer for servicing the Deferred Annuities. These payments are not made for Income Annuities.

     Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.

     The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.

     We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

     We paid commissions to unaffiliated brokers for the year 2004 of approximately $204,139. The amount of commissions we retained in 2002, 2003 and 2004, respectively, was approximately $0, $90,331 and $223,872.

     From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts or for access to the organization's members. This compensation is primarily in the form of a flat fee from MetLife and may include other forms of compensation to organizations, including: funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. In some cases, we hire the organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses.

The offering of all Deferred Annuities is continuous. Owners under Deferred Annuities may not be offered all investment choices. Each Contract will indicate those investment choices available under the Deferred Annuity.

                                WITHDRAWAL CHARGE

The total amount of withdrawal charges paid and retained by MetLife for the years ended December 31, 2002, 2003 and 2004 were $0.00, $6,883.21 and
$63,338.10 respectively.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

200 PARK AVENUE
NEW YORK, NEW YORK 10166                               TELEPHONE: (800) 638-7732